SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:-	SHAREHOLDERS’ EQUITY

a.	Ordinary shares:

The Ordinary Shares confer upon their holders the right to participate and vote in general shareholder meetings of the Company and to share in the distribution of dividends, if any, declared by the Company, and rights to receive a distribution of assets upon liquidation.

b.	Shares activity:

1.	On July 6, 2020, pursuant to the Company’s shareholders approval, the Company effected a 3-for-1 reverse split of the Company’s Ordinary Shares and convertible preferred shares.

2.
In addition, on the IPO closing date, the Company granted to the underwriters of the IPO warrants to purchase 125,000 Ordinary Shares, which equals five percent (5%) of the total number of units sold in the IPO, excluding the over-allotment option, at an exercise price $10.00 per share. The warrants (the “Underwriters’ Warrants”) contain a cashless exercise feature. The Underwriters’ Warrants are exercisable for Ordinary Shares on a cash or cashless basis at an exercise price of $10.00 per Ordinary Share which price reflects 125% of the public offering price of the units issued in the offering. The Underwriters’ Warrants are exercisable following twelve (12) months after the effective date of the registration statement relating to the IPO and expire five (5) years after such effective date. The Underwriters’ Warrants are non-transferable.

As part of the IPO, the Company granted the IPO underwriters an over-allotment to purchase up to 375,000 additional warrants at the public offering price of $0.01, less the underwriting discounts and commissions.

On October 5, 2020 the underwriters exercised their over-allotment option and were issued warrants to purchase 375,000 Ordinary Shares at a net amount of $3 per share. The warrants are exercisable through September 3, 2025, at an exercise price of $8.80.

3.
On March 11, 2021, the Company issued to certain institutional investors (the “Purchasers”) 1,304,346 Ordinary Shares and warrants to purchase up to an aggregate of 652,173 ordinary shares at a combined purchase price of $4.60 per Ordinary Share and accompanying warrant in a Private Investment in Public Equity ("Private placement") pursuant to a securities purchase agreement. The private placement resulted in gross proceeds of approximately $6,000. The Company received net amount of $5,554 less issuance costs.

On July 22, 2021, as a result of an exercise of warrants to purchase 419,673 shares held by one of the Purchasers, the Company received gross proceeds of $1,930.

In connection with the private placement, the Company also entered into a Registration Rights Agreement, dated as of March 8, 2021, with the Purchasers (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the Company filed a registration statement (the “Registration Statement”), with the SEC to register the resale of the ordinary shares and the Ordinary Shares issuable upon exercise of the warrants. The Registration Statement was declared effective on April 9, 2021.

The Company paid the placement agents of the private placement a cash placement fee equal to $390 and an expense reimbursement of $40. The Company also issued to the placement agents warrants to purchase 52,173 Ordinary Shares, at an exercise price of $5.06 per ordinary share and a term expiring on March 10, 2026. The Company paid a total of approximately $500 in placement agent fees and other expenses.

4.	In April 2022, the Company issued 152,110 shares to Crescendo in connection with the first grant (Note 10d.5 and note 13).

c.	Warrants and warrants units:

The following table summarizes the warrants and warrants units outstanding as of December 31, 2022:

Type	Issuance Date	Number of warrants	Exercise price	Exercisable through
August 2019 warrants	August 22, 2019	205,268	$6.72 (*)	August 22, 2024
December 2019 warrants	December 9, 2019	148,106	$6.72 (*)	December 8, 2024
Warrants to underwriters	September 3, 2020	125,000	$10.00	September 1, 2025
Warrants to underwriters	October 5, 2020	375,000	$8.80	September 3, 2025
IPO warrants	September 3, 2020	2,812,170	$8.80	September 3, 2025
PIPE warrants	March 11, 2021	232,500	$4.60	September 10, 2026
Warrants to PIPE placement agent	March 11,2021	52,173	$5.06	March 8, 2026
TOTAL		3,950,217

(*) Each warrant is exercisable into one IPO unit consisting of one share and one IPO warrant with an exercise price of $8.80.

d.	Share-based compensation:

1.	The 2008 Plan

On August 7, 2008, the Board of Directors approved the adoption of the 2008 Share Option Plan (the “2008 Plan”). The 2008 Plan has expired, and no additional grants may be made.

As a result of the Modification, (A) 667,641 options were cancelled, comprised of (i) 51,166 options that had been granted in September 2019, at an exercise price of $3.34, (ii) 267,296 options that had been granted in November 2020, at an exercise price of $5.74, (iii) 133,652 options granted in January 2021, at an exercise price of $5.74, and (iv) 51,072 options granted in May 2021, at an exercise price of $3.01, and (ii) 164,455 options that had been granted in April 2022 at an exercise price of $1.06 (the “Cancelled Options”), and (B) 988,773 new options had been granted (including 21,268 option granted to a new employee) (the “New Options”).

The intrinsic value of share options outstanding and exercisable as of December 31, 2022 was $27.

2.	The 2019 Plan

On July 2, 2019, the Board of Directors approved the adoption of the 2019 Plan. Under the 2019 Plan, the Company may grant its officers, directors, employees and consultants share options of the Company. Each share option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable share option agreement, provided that no share option will be granted with a term in excess of 10 years.

Upon the adoption of the 2019 Plan, the Company reserved for issuance 971,476 ordinary shares.

On February 23, 2021, the shareholders of the Company approved the grant of options to purchase an aggregate of 300,000 Ordinary Shares to three current board members, the Chairman of the board of directors and to the Chief Technology Officer (who is also a director). Each was granted with options to purchase 60,000 Ordinary Shares of the Company. The options are exercisable to acquire one Ordinary Share of the Company at an exercise price of $4.50 per share. The options vest on a quarterly basis over thirty-six months, so that 1/12 of the options shall vest on the last day of each three-month period, provided that on such date each of the serving directors and Chief Technology Officer, shall serve in such capacity. The options will expire after ten years from their grant date.

In addition, the unrecognized compensation cost as of the date of Modification will be recognized over the vesting period of the new options. As a result, an amount of 50% of the unrecognized compensation cost of the cancelled options were vested immediately in the amount of $454, and the remaining unrecognized compensation cost will be recognized over the remaining vesting period and until December 31, 2022.

In April 2022, the Company’s board of directors approved the grant of options to purchase 164,455 Ordinary Shares of the Company to employees. The options were granted under the Company's 2019 plan. The fair value of share options granted was estimated using the Black Scholes option-pricing model, which requires several assumptions, of which the most significant are the expected share price, volatility, and the expected option term. The options vest over a four-year period, 4/16 of the options shall vest following the lapse of a period of twelve months commencing at the date of grant. The remaining 12/16 of the options shall vest on quarterly basis, so that 1/16 of the options shall vest on the expiry of each quarter. The weighted average grant date fair value per option was $0.89 with exercise price of $1.06.

Modification of share-based compensation

On November 23, 2022 ("the commencement date"), the Company’s board of directors approved: (1) the cancellation of certain outstanding options granted to employees in September 2019 (which were fully vested), November 2020, January 2021, May 2021 and April 2022, and the grant of a greater number of replacement options thereof under the new terms with a lower exercise price of US $0.57 and a shorter vesting period (except for September 2019's grant). The effect of the modification is discussed in the next paragraph ("the modification") (2) The grant of 21,268 options to a new employee on the same terms of the replacement options granted to the rest of the Company's employees, as described above.

As a result of the Modification, (A) 667,641 options were cancelled, comprised of (i) 51,166 options that had been granted in September 2019, at an exercise price of $3.34, (ii) 267,296 options that had been granted in November 2020, at an exercise price of $5.74, (iii) 133,652 options granted in January 2021, at an exercise price of $5.74, and (iv) 51,072 options granted in May 2021, at an exercise price of $3.01, and (ii) 164,455 options that had been granted in April 2022 at an exercise price of $1.06 (the “Cancelled Options”), and (B) 988,773 new options had been granted (including 21,268 option granted to a new employee) (the “New Options”).

The New Options vest and become exercisable under the following schedule: 50% of the shares covered by the options are immediately vesting on the commencement date determined by the administrator (and in the absence of such determination, the date on which such options were granted), and 6.25% of the shares covered by the options at the end of each subsequent three-month period thereafter over the course of the following two years.

The Modification was considered as a Type I modification. The total incremental fair value of these options amounted to $165. An amount of 50% of the incremental fair value were vested immediately at the commencement date in the amount of $83 were recognized immediately, and the remaining incremental fair value will be recognized over the remaining vesting period through December 31, 2022.

In addition, the unrecognized compensation cost as of the date of Modification will be recognized over the vesting period of the new options. As a result, an amount of 50% of the unrecognized compensation cost of the cancelled options were vested immediately in the amount of $454, and the remaining unrecognized compensation cost will be recognized over the remaining vesting period and until December 31, 2022.

As of December 31, 2022, the Company had 619,387 unvested options. The total unrecognized compensation cost of employee options as of December 31, 2022 is $1,032.

The intrinsic value of share options outstanding as of December 31, 2022 was $9. The intrinsic value of share options exercisable as of December 31, 2022 was $9.

3.
The following tables summarizes information about options granted to employees and directors:

The 2008 Plan

Share options outstanding and exercisable to employees and directors under the 2008 Plan are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life
		USD
Options outstanding at beginning of year	153,882	$0.24	2.25
Changes during the year:
Options granted	-	-	-
Options exercised	-	-	-
Options forfeited	-	-	-
Options outstanding at end of year	153,882	$0.24	1.25
Options exercisable at end of year	153,882	$0.24	1.25

The 2019 Plan Share options outstanding and exercisable to employees and directors under the 2019 Plan are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life
		USD
Options outstanding at beginning of year	971,476	$4.51	8.72
Changes during the year:	361,280	3.58	8.14
Options granted	1,153,228	0.64	9.82
Options cancelled	667,641	4.19	8.21
Options exercised	-	-	-
Options forfeited	117,124	3.34	6.45
Options outstanding at end of year	1,339,939	$1.44	9.39
Options exercisable at end of year	720,552	$1.50	9.25

4.	The following table sets forth the assumptions that were used in determining the fair value of options granted to employees in 2019 plan for the years ended on December 31, 2022 and 2021:

	2022*	2021*
Expected term	5.28-6.07	5.86-6.11
Risk-free interest rates	2.69%-3.88%	0.52%-1.13%
Volatility	79.3%-82.6%	69.67%-78.99%
Dividend yield	-	-
Exercise price	$0.57-1.06	$3.013-5.738

* The assumptions presented above are the original assumptions used to determine the options fair value at the date of the grants. The assumptions used to determine the incremental value of the options at the modification date are as presented at the Company's options valuation.

The Company recognized $1,104, $713 and $18 during the years ended December 31, 2022, 2021 and 2020, respectively, as share-based compensation expenses which was included in general and administrative expenses, and $285, $99 and $20 during the years ended December 31, 2022, 2021 and 2020, respectively, as share-based compensation expense which was included in research and development expenses.

5.
In August 2020, the Company entered into an IR/PR service agreement (the “Service Agreement”) with Crescendo Communications, LLC (“Crescendo”), for a period of two years, commencing immediately after the IPO closing date, and in consideration for 3.75% of the Company's share capital fully diluted Pre-IPO. On August 23, 2020, the Company's Board of Directors approved the Service Agreement with Crescendo and the grant of 152,110 restricted Company's Ordinary Shares ("the first grant"). The Company recognized $275, $412 and $137 during the year ended December 31, 2022, 2021, and 2020, respectively, as share-based compensation expenses in respect with the first grant. In April 2022 the foregoing shares have been issued.

In May 2022, following discussions between the Company and Crescendo regarding the number of shares to which he is entitled, the Company's board of Directors approved the grant of an additional 86,965 of the Company's Ordinary shares, par value NIS 0.03 each to Crescendo ("the second grant"). During 2022 the Company has recognized $67 as share-based compensation expenses in connection with the second grant (Note 10d.4 and note 13).